PELLEGRINO, LLC

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Michael T. Pellegrino
Attorney at Law
Admitted in Pennsylvania
& New Jersey

February 1, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:  Alpha Architect ETF Trust (the "Trust")
File Nos.: 333-195493 and 811-22961
Gadsden Dynamic Multi-Asset ETF

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Gadsden Dynamic Multi-Asset ETF, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 52 dated January 31, 2021 to the Trust's Registration Statement on Form N 1A, filed on January 27, 2021.

If you have any questions or require further information, please contact Michael Pellegrino at 856-292-8331 or mp@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino
Michael T. Pellegrino